UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05796
FFTW Funds, Inc.
(Exact name of registrant as specified in charter)
200 Park Avenue, 46th Floor, New York, NY		10166
(Address of principal executive offices)		(Zip code)
Stephen P. Casper President and Principal Executive Officer 200 Park Avenue, 46th Floor, New York, NY 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-681-3000

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/2004

Item 1. Schedule of Investments. –

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value

Asset-Backed Securities (ABS) — 76.1%

Auto Loans — 11.5%
Americredit Automobile Receivables Trust, Ser. 2003-AM, Class A2B (FRN)	1.970%	10/06/2006	$355,597	$355,617
ANRC Auto Owner Trust, Ser. 2001-A, Class A4	4.320%	06/16/2008	1,749,265	1,754,413
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class CTFS +	3.440%	02/17/2009	455,800	458,373
Chase Manhattan Auto Owner Trust, Ser. 2001-A, Class CTFS	5.060%	02/15/2008	557,711	562,418
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A3	3.490%	03/15/2006	35,824	35,851
Chase Manhattan Auto Owner Trust, Ser. 2003-B, Class A2	1.280%	03/15/2006	1,795,536	1,793,580
Daimler Chrysler Auto Trust, Ser. 2003-B, Class A2	1.610%	07/10/2006	1,805,471	1,802,995
Ford Credit Auto Owner Trust, Ser. 2001-E, Class A4	4.010%	03/15/2006	2,934,245	2,949,113
Honda Auto Receivables Owner Trust, Ser. 2002-1, Class A4	4.220%	04/16/2007	2,000,000	2,016,055
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3	2.650%	11/15/2006	1,125,329	1,127,118
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)	1.435%	08/20/2007	1,800,000	1,802,423
				14,657,956

Credit Cards — 23.5%
American Express Credit Account Master Trust, Ser. 2000-1, Class A	7.200%	09/17/2007	2,600,000	2,649,641
Bank One Issuance Trust, Ser. 2002-A2, Class A2	4.160%	01/15/2008	3,000,000	3,034,140
Chase Credit Card Master Trust, Ser. 2000-3, Class A (FRN)	1.890%	01/15/2008	1,500,000	1,501,827
Citibank Credit Card Issuance Trust, Ser. 2001-A8, Class A	4.100%	12/07/2006	2,500,000	2,510,227
Citibank Credit Card Issuance Trust, Ser. 2002-A2, Class A (FRN)	1.740%	02/15/2007	2,220,000	2,219,747
Citibank Credit Card Master Trust, Ser. 1999-7, Class A	6.650%	11/15/2006	3,000,000	3,018,211
Discover Card Master Trust I, Ser. 1999-6, Class A	6.850%	07/17/2007	2,050,000	2,078,883
Fleet Credit Card Master Trust II, Ser. 2002-A, Class C (FRN) +†	2.660%	10/15/2007	2,000,000	1,999,687
Fleet Credit Card Master Trust II, Ser. 2003-A, Class B (FRN)	2.110%	07/15/2008	2,500,000	2,506,732
MBNA Master Credit Card Trust, Ser. 2000-I, Class A	6.900%	01/15/2008	3,100,000	3,219,515
Standard Credit Card Master Trust, Ser. 1995-1, Class A	8.250%	01/07/2007	2,600,000	2,643,589
Standard Credit Card Master Trust, Ser. 1995-1, Class B	8.450%	01/07/2007	2,400,000	2,440,986
				29,823,185

Home Equity Loans (HEL) — 34.4%

HEL - Fixed Rate — 3.5%
Chase Funding NIM, Ser. 2004-1A, Class Note +	3.750%	03/27/2035	812,641	807,165
EQCC Home Equity Loan Trust, Ser. 1997-3, Class A7	6.930%	02/15/2029	906,144	907,996
EQCC Home Equity Loan Trust, Ser. 1997-3, Class A9	6.570%	02/15/2029	696,834	698,111
First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2002-FF4, Class 2A2	2.800%	02/25/2033	1,234,284	1,237,030
Residential Asset Securities Corp., Ser. 1999-KS2, Class AI7	7.390%	06/25/2028	803,965	812,383
				4,462,685

1

HEL - Floating Rate — 30.9%
Amortizing Residential Collateral Trust, Ser. 2002-BC1, Class A (FRN)	2.180%	01/25/2032	$966,528	$967,741
Centex Home Equity, Ser. 2004-A, Class M2 (FRN)	2.890%	01/25/2034	2,000,000	2,006,640
Chase Funding Loan Acquisition Trust, Ser. 2001-AD1, Class 2M2 (FRN)	3.140%	11/25/2030	1,500,000	1,505,627
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2000-3, Class IIM2 (FRN)	2.790%	10/25/2030	981,819	982,844
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2M1 (FRN)	2.490%	09/25/2032	2,000,000	2,007,022
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5, Class 2M1 (FRN)	2.440%	05/25/2033	1,500,000	1,504,508
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	2.240%	01/15/2028	1,284,130	1,288,961
Countrywide Asset-Backed Certificates, Ser. 1998-2, Class MV2 (FRN)	2.650%	08/25/2028	754,761	755,092
Countrywide Asset-Backed Certificates, Ser. 1999-2, Class MV2 (FRN)	2.740%	05/25/2029	1,030,290	1,031,290
Countrywide Asset-Backed Certificates, Ser. 2001-2, Class M1 (FRN)	2.490%	10/25/2031	1,000,000	1,001,264
Fleet Home Equity Loan Trust, Ser. 2001-1, Class A (FRN)	1.490%	05/20/2031	946,513	944,914
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)	2.140%	09/20/2033	2,000,895	2,003,942
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	2.520%	08/25/2033	1,500,000	1,503,047
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1 (FRN)	2.740%	02/25/2033	2,000,000	2,016,116
New Century Home Equity Loan Trust, Ser. 2001-NC1, Class A (FRN)	2.100%	06/20/2031	398,207	398,411
Option One Mortgage Loan Trust, Ser. 2002-1, Class M2 (FRN)	3.140%	02/25/2032	2,000,000	2,003,900
Option One Mortgage Loan Trust, Ser. 2002-2, Class A (FRN)	2.110%	06/25/2032	463,806	464,281
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	2.490%	06/25/2033	2,000,000	2,008,893
Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class MII1 (FRN)	2.570%	12/25/2033	2,000,000	2,009,036
Residential Asset Securities Corp., Ser. 2001-KS3, Class MII1 (FRN)	2.390%	09/25/2031	2,000,000	2,002,289
Residential Asset Securities Corp., Ser. 2003-KS11, Class MII2 (FRN)	3.040%	01/25/2034	2,000,000	2,005,806
Residential Asset Securities Corp., Ser. 2004-KS2, Class M22 (FRN)	2.840%	03/25/2034	1,000,000	999,998
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (FRN)	2.370%	03/25/2035	1,250,000	1,243,195
Securitized Asset-Backed Receivable, Ser. 2004-NC1, Class M1 (FRN)	2.360%	02/25/2034	2,000,000	1,996,236
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	2.940%	02/25/2034	2,000,000	1,998,287
Structured Asset Investment Loan Trust, Ser 2004-2, Class M2 (FRN)	2.990%	03/25/2034	2,000,000	2,005,000
WMC Mortgage Loan Pass-Through Certificates, Ser. 1999-A, Class M1 (FRN)	2.660%	10/15/2029	565,231	568,133
				39,222,473
				43,685,158

Other ABS — 2.9%
CNH Equipment Trust, Ser. 2002-A, Class A4 (FRN)	2.060%	08/15/2008	1,555,000	1,558,332
Illinois Power Special Purpose Trust, Ser. 1998-1, Class A5	5.380%	06/25/2007	2,029,200	2,056,888
				3,615,220

Student Loans — 3.8%
SLM Student Loan Trust, Ser. 1996-2, Class A2 (FRN)	2.320%	07/27/2009	2,306,806	2,316,643
SLM Student Loan Trust, Ser. 2002-1, Class A1 (FRN)	1.690%	10/25/2010	2,156,939	2,157,392
SLM Student Loan Trust, Ser. 2003-11, Class A1 (FRN)	1.880%	09/15/2009	379,220	379,220
				4,853,255
Total (Cost - $97,127,796)				96,634,774

2

Collateralized Mortgage Obligations (CMO) — 9.2%

CMO Floater — 4.7%

CMO Floater - FHLMC — 0.4%
FHLMC, Ser. T-19, Class A (FRN)	2.010%	02/25/2029	$503,517	$503,570

CMO Floater - Other — 4.3%
Holmes Financing plc, Ser. 3, Class 2A (FRN)	1.760%	01/15/2007	1,715,000	1,716,557
IMPAC CMB Trust, Ser. 2001-3, Class A1 (FRN)	2.210%	10/25/2031	566,833	567,016
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1 (FRN) +†	2.490%	08/25/2032	1,175,492	1,175,492
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	2.340%	07/25/2044	1,979,472	1,979,438
				5,438,503
				5,942,073

Non-Accelerated Senior — 0.9%
Residential Funding Securities Corp., Ser. 2002-RM1, Class M3-2 (FRN)	5.810%	11/25/2032	1,094,241	1,097,831

Planned Amortization Class — 3.3%
FHLMC, Ser. 2498, Class DW	4.800%	02/15/2029	2,238,480	2,250,684
Prudential Home Mortgage Securities, Ser. 1993-60, Class A4	6.750%	12/25/2023	1,978,000	1,975,376
				4,226,060

Sequential — 0.3%
Bank of America Mortgage Securities, Ser. 2003-1, Class 1A4	5.000%	02/25/2033	438,940	441,463
Total (Cost - $11,757,154)				11,707,427

Short-Term Securities — 13.4%
U.S. Treasury Bill ‡	1.767%	01/13/2005	100,000	99,494
U.S. Treasury Bill ‡	2.000%	02/03/2005	17,000,000	16,893,104
Total (Cost - $16,998,892)				16,992,598

Total Investments — 98.7% (Cost - $125,883,842)				125,334,799
Other Assets, Net of Liabilities — 1.3%				1,684,818
Net Assets — 100.0%				127,019,617

Summary of Abbreviations

FHLMC Federal Home Loan Mortgage Corp.

FRN Floating Rate Note

NIM Net Interest Margin

+                                         Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities were valued at $4,440,717, or 3.5% of net assets.  Of these securities, the Board of Directors has deemed securities valued at $1,265,538, or 1.0% of net assets, to be liquid.

†                                          Illiquid security.

‡                                          Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

3

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value

Asset-Backed Securities (ABS) — 71.2%

Auto Loans — 18.9%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4	3.400%	04/13/2009	$2,000,000	$2,013,936
ANRC Auto Owner Trust, Ser. 2001-A, Class A4	4.320%	06/16/2008	2,040,810	2,046,815
Capital Auto Receivables Asset Trust, Ser. 2002-4, Class A4	2.640%	03/17/2008	2,500,000	2,501,319
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A4	4.240%	09/15/2008	2,000,000	2,022,407
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4	2.880%	10/08/2009	2,330,000	2,328,415
Honda Auto Receivables Owner Trust, Ser. 2003-1, Class A4	2.480%	07/18/2008	2,000,000	1,993,178
Nissan Auto Receivables Owner Trust, Ser. 2003-C, Class A2	1.620%	04/17/2006	1,624,575	1,622,830
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3	2.650%	11/15/2006	1,125,329	1,127,118
				15,656,018

Credit Cards — 23.9%
Bank One Issuance Trust, Ser. 2002-A2, Class A2	4.160%	01/15/2008	2,490,000	2,518,336
Bank One Issuance Trust, Ser. 2002-A4, Class A4	2.940%	06/16/2008	2,000,000	2,008,395
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6	5.650%	06/16/2008	2,000,000	2,093,184
Citibank Credit Card Issuance Trust, Ser. 2002-A3, Class A3	4.400%	05/15/2007	2,000,000	2,025,800
Discover Card Master Trust I, Ser. 2000-9, Class A	6.350%	07/15/2008	2,221,000	2,326,692
Fleet Credit Card Master Trust II, Ser. 2000-C, Class A	7.020%	02/15/2008	2,500,000	2,600,509
Fleet Credit Card Master Trust II, Ser. 2003-A, Class A	2.400%	07/15/2008	2,000,000	1,994,361
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1	5.750%	10/15/2008	2,000,000	2,094,285
Standard Credit Card Master Trust, Ser. 1995-1, Class B	8.450%	01/07/2007	2,100,000	2,135,863
				19,797,425

Home Equity Loans (HEL) — 26.0%

HEL - Fixed Rate — 7.3%
Chase Funding NIM, Ser. 2004-1A, Class Note +	3.750%	03/27/2035	812,641	807,164
FNMA, Ser. 2002-W2, Class AF5	6.000%	06/25/2032	3,000,000	3,105,807
Option One Mortgage Securities Corp. NIM Trust, Ser. 2003-2B, Class N1 +	7.630%	04/26/2033	217,303	218,389
Residential Asset Securities Corp., Ser. 2002-KS8, Class A3	3.690%	03/25/2027	1,878,533	1,882,244
				6,013,604

HEL - Floating Rate — 18.7%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)	2.180%	11/20/2031	1,257,730	1,260,243
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	2.240%	01/15/2028	1,284,129	1,288,961
Housing Mortgage Loan Trust, Ser. 2004-HC1, Class M (FRN)	2.310%	01/20/2034	1,907,016	1,879,007
Long Beach Mortgage Loan Trust, Ser. 2001-2, Class M1 (FRN)	2.400%	07/25/2031	2,000,000	2,003,796
Residential Asset Securities Corp., Ser. 2003-KS1, Class M1 (FRN)	2.640%	01/25/2033	2,500,000	2,512,418
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1 (FRN)	2.430%	12/25/2033	2,500,000	2,505,950
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	2.940%	02/25/2034	2,000,000	1,998,287
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	2.260%	05/25/2034	2,000,000	2,000,000
				15,448,662
				21,462,266

1

Other ABS — 2.4%
Atlantic City Electric Transition Funding LLC, Ser. 2003-1, Class A1	2.890%	07/20/2011	$2,000,000	$1,989,445
Total (Cost - $59,537,249)				58,905,154

Collateralized Mortgage Obligations (CMO) — 25.1%

CMO Floater — 1.0%
Washington Mutual, Ser. 2001-AR6, Class B1 (FRN)	5.670%	01/26/2032	856,707	857,653

Non-Accelerated Senior — 5.2%
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1	6.770%	04/25/2032	1,978,705	2,031,874
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2002-MS6, Class CB1	6.290%	10/25/2032	2,149,343	2,230,037
				4,261,911

Other CMO — 2.5%
Permanent Financing plc, Ser. 1, Class 2A (United Kingdom)	4.200%	06/10/2007	2,000,000	2,040,757

Planned Amortization Class — 12.5%
FHLMC, Ser. 1669, Class G	6.500%	02/15/2023	924,057	932,091
FHLMC, Ser. 2498, Class DW	4.800%	02/15/2029	2,238,480	2,250,684
FHLMC, Ser. 2844, Class PR	5.000%	09/15/2017	5,000,000	5,145,593
FNMA, Ser. 2002-63, Class BK	5.500%	04/25/2031	2,000,000	2,045,010
				10,373,378

Sequential — 2.5%
Bank of America Mortgage Securities, Ser. 2003-1, Class 1A4	5.000%	02/25/2033	759,021	763,384
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2	4.350%	06/25/2033	896,346	894,877
FNMA, Ser. 2002-W6, Class 1A3	4.320%	11/25/2034	25,039	25,009
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-1, Class 2A1	5.000%	02/25/2033	417,709	418,080
				2,101,350

Z Bond — 1.4%
Structured Asset Securities Corp., Ser. 1998-6, Class A2	6.500%	07/25/2028	1,163,381	1,163,925
Total (Cost - $20,894,092)				20,798,974

U.S. Treasury Obligation — 7.2%
U.S. Treasury Note	2.750%	08/15/2007	6,000,000	5,983,596
Total (Cost - $5,997,318)				5,983,596

Short-Term Securities — 10.2%

Money Market Instruments — 9.7%
Bank of Montreal Time Deposit	1.840%	10/01/2004	4,000,000	4,000,000
Den Danske Bank Time Deposit	1.870%	10/01/2004	4,000,000	4,000,000
				8,000,000

2

U.S. Government Obligation — 0.5%
U.S. Treasury Bill @ ‡	1.767%	01/13/2005	$400,000	$397,977
Total (Cost - $8,398,106)				8,397,977

Total Investments — 113.7% (Cost — $94,826,765)				94,085,701
Liabilities, Net of Other Assets — (13.7%)				(11,321,604)
Net Assets — 100.0%				82,764,097

Summary of Abbreviations

FHLMC Federal Home Loan Mortgage Corp.

FNMA Fannie Mae

NIM Net Interest Margin

+                                         Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004 these securities were valued at $1,025,553 or 1.2% of net assets.  The Board of Directors has deemed these securities to be liquid.

@                                    Security is held in a margin account as collateral for open financial futures contracts.

‡                                          Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

3

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value

Asset-Backed Securities (ABS) — 0.9%

Home Equity Loans - Floating Rate — 0.9%
Centex Home Equity, Ser. 2003-C, Class AV (FRN)	2.140%	09/25/2033	$1,002,127	$1,003,157
Total (Cost - $1,002,127)				1,003,157

Mortgage-Backed Securities (MBS) — 143.5%

Collateralized Mortgage Obligations (CMO) — 27.8%

CMO Floater — 17.1%

CMO Floater - FHLMC — 2.9%
FHLMC, Ser. 2289, Class FD (FRN)	2.040%	05/17/2022	570,091	570,574
FHLMC, Ser. 2410, Class FY (FRN)	2.260%	02/15/2032	942,897	949,392
FHLMC, Ser. 2423, Class TF (FRN)	2.260%	07/15/2031	470,189	470,995
FHLMC, Ser. 2557, Class WF (FRN)	2.160%	01/15/2033	863,651	866,437
FHLMC, Ser. 2603, Class F (FRN)	2.060%	04/15/2033	433,644	434,453
				3,291,851

CMO Floater - FNMA — 7.0%
FNMA, Ser. 1997-68, Class FC (FRN)	2.340%	05/18/2027	723,211	728,191
FNMA, Ser. 2001-46, Class F (FRN)	2.210%	09/18/2031	1,791,893	1,800,808
FNMA, Ser. 2001-61, Class FM (FRN)	2.060%	10/18/2016	918,894	922,109
FNMA, Ser. 2003-133, Class F (FRN)	2.840%	05/25/2031	914,804	922,427
FNMA, Ser. 2003-16, Class NF (FRN)	2.290%	03/25/2018	3,420,930	3,431,068
				7,804,603

CMO Floater - Other — 7.2%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	2.290%	01/25/2034	1,454,059	1,453,484
Citicorp Mortgage Securities, Inc., Ser. 1999-6, Class A (FRN)	6.350%	09/25/2014	311,906	314,051
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	2.340%	04/25/2018	3,516,308	3,524,550
Master Asset Securitization Trust, Ser.2004-6, Class 2A2 (FRN)	2.020%	06/26/2034	1,944,752	1,937,876
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1 (FRN) + †	2.490%	08/25/2032	748,040	748,040
				7,978,001
				19,074,455

Index Allocation Class — 0.9%
FHLMC, Ser. 42, Class C	9.000%	06/15/2020	1,007,008	1,006,352

Inverse Floating Rate — 3.5%
FHLMC, Ser. 2691, Class YS (FRN)	16.600%	04/15/2029	163,765	172,792
FHLMC, Ser. 2780, Class SV (FRN)	12.600%	11/15/2033	1,143,625	1,190,047
FNMA, Ser. 2003-122, Class SM (FRN)	16.700%	07/25/2030	299,302	306,107
FNMA, Ser. 2003-128, Class MS (FRN)	16.700%	01/25/2034	1,269,126	1,287,579
FNMA, Ser. 2003-73, Class GS (FRN)	4.760%	05/25/2031	5,628,581	525,682
FNMA, Ser. 2003-77, Class DS (FRN)	9.880%	08/25/2033	500,000	382,031
				3,864,238

Planned Amortization Class — 3.2%
FHLMC, Ser. 2236, Class PB	7.500%	09/15/2025	384,769	386,428
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	2,000,000	2,043,585
GNMA, Ser. 1999-13, Class PC	6.000%	03/20/2028	1,096,948	1,119,064
				3,549,077

1

Z Bond — 3.1%
FHLMC, Ser. 2196, Class BZ	7.500%	11/15/2029	$756,299	$795,635
FNMA, Ser. 1992-29, Class Z	8.000%	02/25/2022	176,688	185,978
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	2,355,200	2,502,600
				3,484,213
				30,978,335

Commercial Mortgage Backed Securities (CMBS) — 9.2%
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A5	5.113%	07/15/2036	1,000,000	1,005,000
First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2, Class A3	6.650%	11/18/2029	2,695,724	2,901,988
GS Mortgage Securities Corp., Ser. 2004-GG2, Class A6	5.396%	08/01/2038	2,000,000	2,096,585
Wachovia Bank Commercial Mortgage Trust, Ser. 2002-C1, Class A2	5.681%	04/15/2034	4,000,000	4,237,307
				10,240,880

CMBS Interest Only — 1.8%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S # ‡	7.644%	06/10/2031	828,230	825,649
First Union-Lehman Brothers - Bank of America, Ser. 1998-C2, Class IO # ‡	8.503-10.030%	11/18/2035	666,401	685,833
Morgan Stanley Capital I, Ser. 1998-HF1, Class X # ‡	10.249%	03/15/2030	527,603	547,187
				2,058,669

Mortgage Derivatives — 8.6%

Interest Only (IO) — 6.6%

IO - PAC — 1.8%
FHLMC, Ser. 2727, Class IO # ‡	6.913%	06/15/2029	171,032	168,908
FHLMC, Ser. 2733, Class MI # ‡	7.036%	06/15/2028	418,130	404,679
FHLMC, Ser. 2780, Class IB # ‡	8.136%	12/15/2024	405,280	397,507
FNMA, Ser. 2003-81, Class IX # ‡	6.396%	03/25/2024	255,792	247,932
FNMA, Ser. 2003-92, Class IH # ‡	8.916%	06/25/2023	493,339	490,965
FNMA, Ser. 2004-8, Class PI # ‡	3.948%	08/25/2027	301,549	287,874
				1,997,865

IO - Veterans Administration (Vendee) — 0.9%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (FRN) # ‡	1.499-15.658%	09/15/2022	228,172	170,005
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN) # ‡	0.000-17.357%	06/15/2024	72,514	48,672
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (FRN) # ‡	6.174-15.862%	09/15/2024	272,003	177,006
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN) # ‡	1.302-12.519%	09/15/2024	83,616	64,016
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (FRN) # ‡	5.752-15.424%	02/15/2026	682,698	436,148
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (FRN) # ‡	6.163-8.317%	06/15/2026	91,530	55,546
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	10.552%	02/15/2027	49,713	44,188
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (FRN) # ‡	9.026%	06/15/2028	14,946	27,039
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	5.022%	02/15/2031	55,099	51,281
				1,073,901

IO - Other — 1.6%
FNMA Strip, Ser. 337, Class 2 # ‡	7.305%	06/01/2033	211,963	201,133
FNMA Strip, Ser. 343, Class 1 # ‡	11.5625%	09/01/2033	848,468	852,140
FNMA, Ser. 2003-59, Class IL # ‡	8.526%	12/25/2031	359,528	350,434
FNMA, Ser. 2003-71, Class IL # ‡	10.412%	08/25/2033	406,140	354,839
				1,758,546

2

Inverse IO — 2.3%
FHLMC, Ser. 2564, Class US, (FRN) # ‡	41.597%	02/15/2033	$35,291	$79,831
FHLMC, Ser. 2594, Class DS (FRN) # ‡	37.321%	12/15/2027	263,975	230,733
FHLMC, Ser. 2594, Class SE (FRN) # ‡	22.492%	10/15/2030	303,028	383,971
FHLMC, Ser. 2617, Class GS (FRN) # ‡	29.122%-29.657%	11/15/2030	625,287	754,413
FHLMC, Ser. 2691, Class LS (FRN) # ‡	5.340%	01/15/2029	203,133	204,967
FHLMC, Ser. 2718, Class LS (FRN) # ‡	48.512%	11/15/2029	275,742	245,816
FHLMC, Ser. 2764, Class SB (FRN) # ‡	38.505%	03/15/2031	184,140	131,384
GNMA, Ser. 2003-52, Class S (FRN) # ‡	26.046%	06/16/2033	480,060	495,682
				2,526,797
				7,357,109

Principal Only (PO) — 2.0%

PO - Trust — 1.5%
FNMA Strip, Ser. 333, Class 1 # ‡	3.835%-13.352%	03/01/2033	1,693,459	1,641,586

PO - Other — 0.5%
FHLMC, Ser. 2691, Class EO # ‡	10.789%-11.541%	10/15/2033	290,036	266,408
FHLMC, Ser. 2736, Class BO # ‡	12.646%	01/15/2034	328,494	288,825
				555,233
				2,196,819
				9,553,928

Mortgage Pass-Through Securities (MPTS) — 96.1%

MPTS - FHLMC — 16.9%

FHLMC - Pools — 5.9%
FHLMC Gold Pool #A12446	6.500%	08/01/2033	324,942	341,208
FHLMC Gold Pool #A13465	6.500%	09/01/2033	216,145	226,965
FHLMC Gold Pool #A14279	6.000%	10/01/2033	2,157,223	2,231,278
FHLMC Gold Pool #A14986	6.500%	11/01/2033	207,964	218,374
FHLMC Gold Pool #C40151	10.000%	07/01/2030	188,449	212,062
FHLMC Gold Pool #C66588	7.000%	04/01/2032	2,244,080	2,381,122
FHLMC Gold Pool #C79112	6.000%	05/01/2033	770,125	796,581
FHLMC Gold Pool #D85424	6.500%	01/01/2028	168,386	177,089
				6,584,679

FHLMC - TBA — 11.0%
FHLMC Gold TBA	4.500%	10/01/2019	3,000,000	2,987,814
FHLMC Gold TBA	6.500%	10/01/2031	3,000,000	3,146,250
FHLMC Gold TBA	5.500%	10/01/2033	4,000,000	4,053,752
FHLMC Gold TBA	5.000%	10/01/2034	2,000,000	1,980,000
				12,167,816
				18,752,495

3

MPTS - FNMA — 65.0%

FNMA - Pools — 32.8%
FNMA Pool #252439	6.500%	05/01/2029	$328,917	$345,658
FNMA Pool #323979	6.500%	04/01/2029	145,166	152,633
FNMA Pool #340777	6.500%	03/01/2011	1,502	1,593
FNMA Pool #403646	6.500%	12/01/2027	221,228	232,782
FNMA Pool #407591	6.500%	12/01/2027	382,769	402,760
FNMA Pool #637022	7.500%	03/01/2032	942,147	1,009,000
FNMA Pool #646091	7.000%	06/01/2032	1,410,533	1,496,322
FNMA Pool #646602	6.500%	07/01/2032	2,376,265	2,494,287
FNMA Pool #694917	5.500%	04/01/2033	4,205,796	4,270,703
FNMA Pool #694973	5.500%	04/01/2033	1,251,063	1,270,371
FNMA Pool #696859	5.500%	04/01/2033	2,162,326	2,195,696
FNMA Pool #699855	5.500%	04/01/2033	1,136,848	1,154,393
FNMA Pool #711719	5.500%	06/01/2033	900,745	914,646
FNMA Pool #711736	5.500%	06/01/2033	1,811,628	1,839,586
FNMA Pool #720696	4.500%	06/01/2033	1,196,324	1,155,060
FNMA Pool #730699	6.000%	08/01/2033	4,999,363	5,180,146
FNMA Pool #737263	6.000%	09/01/2033	400,929	415,428
FNMA Pool #741853	5.500%	09/01/2033	3,487,801	3,541,627
FNMA Pool #747529	4.500%	10/01/2033	1,422,194	1,373,139
FNMA Pool #747627	5.500%	11/01/2033	2,792,025	2,835,114
FNMA Pool #753235	6.500%	11/01/2033	247,876	260,228
FNMA Pool #775294	5.500%	05/01/2034	3,978,423	4,036,042
				36,577,214

FNMA - TBA — 32.2%
FNMA TBA	4.500%	10/01/2019	8,000,000	7,970,000
FNMA TBA	6.500%	10/01/2030	1,000,000	1,048,750
FNMA TBA	5.000%	10/01/2033	22,000,000	21,766,250
FNMA TBA	5.500%	10/01/2033	5,000,000	5,065,625
				35,850,625
				72,427,839

MPTS - GNMA — 14.2%

GNMA - Pools — 9.5%
GNMA Pool #448338	7.500%	04/15/2031	542,304	584,108
GNMA Pool #475892	6.500%	07/15/2028	504,660	534,057
GNMA Pool #485773	7.000%	09/15/2031	622,581	664,225
GNMA Pool #533634	7.500%	04/15/2031	501,939	540,631
GNMA Pool #541332	7.000%	04/15/2031	383,215	408,848
GNMA Pool #541343	7.000%	04/15/2031	307,436	328,000
GNMA Pool #541344	7.500%	03/15/2031	177,810	191,516
GNMA Pool #544533	7.000%	05/15/2031	701,872	748,819
GNMA Pool #550976	7.000%	10/15/2031	1,083,167	1,155,618
GNMA Pool #552713	7.000%	08/15/2032	496,399	529,476
GNMA Pool #566574	7.000%	09/15/2031	1,791,775	1,911,624
GNMA Pool #566575	7.500%	09/15/2031	207,341	223,323
GNMA Pool #566613	7.000%	10/15/2031	1,099,425	1,172,964
GNMA Pool #616094	6.000%	11/15/2033	1,529,524	1,588,115
				10,581,324

GNMA - TBA — 4.7%
GNMA	6.500%	10/01/2031	5,000,000	5,270,310
				15,851,634
				107,031,968
Total (Cost - $159,306,398)				159,863,780

Agency Obligation — 1.1%
FNMA Global Note	4.125%	04/15/2014	1,300,000	1,252,273
Total (Cost - $1,246,910)				1,252,273

4

	Strike Price	Expiration Date	Number of Contracts	Value

Purchased Options — 0.0%
December 2004 10-Year U.S. Treasury Note	113.00	10/22/2004	$20,000	$10,625
December 2004 10-Year U.S. Treasury Note	114.00	10/22/2004	49,000	10,719
Total (Cost - $38,572)				21,344

	Coupon Rate	Maturity	Face Amount	Value

Short-Term Securities — 1.3%
U.S. Treasury Bill ‡	1.592%	12/02/2004	$1,000,000	$997,260
U.S. Treasury Bill ‡ @	1.767%	01/13/2005	400,000	397,977
Total (Cost - $1,395,572)				1,395,237

Total Investments — 146.8% (Cost - $162,989,579)				163,535,791
Liabilities, Net of Other Assets — (46.8%)				(52,099,635)
Net Assets — 100.0%				111,436,156

Summary of Abbreviations

FHLMC Federal Home Loan Mortgage Corp.

FNMA Fannie Mae

FRN Floating Rate Note

GNMA Government National Mortgage Association

TBA To Be Announced - Security is subject to delayed delivery.

Vendee Veterans Administration

Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

+                                         Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, this security was valued at $748,040, or 0.7% of net assets.  The Board of Directors has deemed this security to be illiquid.

†                                          Illiquid security.

#                                         Face amount shown represents amortized cost.

‡                                          Interest rate shown represents yield to maturity at date of purchase.

@                                    Security is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

5

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount (a)		Value

Asset-Backed Securities (ABS) — 11.4%

Auto Loans — 0.4%
General Motors Acceptance Corp. Swift Trust, Ser. 1999-1, Class A +	5.000%	01/18/2005	EUR	600,000	$750,715

Credit Cards — 1.4%
Chester Asset Receivables Dealings plc, Deal 11, Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	900,000	1,259,638
Chester Asset Receivables Dealings plc, Deal 5 (Cayman Islands)	6.625%	03/17/2008	GBP	190,000	357,577
G&M Finance Ltd., Ser. 1A, Class 1 (FRN) (Cayman Islands) +	2.080%	01/07/2010		714,939	714,581
					2,331,796

Home Equity Loans - Floating Rate — 7.5%
Centex Home Equity, Ser. 2004-A, Class AV2 (FRN)	2.120%	01/25/2034		2,054,111	2,056,039
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	2.140%	02/25/2034		1,915,335	1,915,787
Novastar Home Equity Loan, Ser. 2003-1, Class A1 (FRN)	2.220%	05/25/2033		768,974	770,592
Option One Mortgage Loan Trust, Ser. 2002-1, Class A (FRN)	2.130%	02/25/2032		176,384	176,570
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class AV (FRN)	2.170%	12/25/2033		2,593,264	2,601,831
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	2.100%	04/25/2034		2,713,637	2,713,635
Residential Asset Securities Corp., Ser. 2000-KS5, Class AII (FRN)	2.080%	12/25/2031		1,256,212	1,257,113
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	2.160%	09/25/2033		1,058,491	1,059,175
Superannuation Members Home Loans Global, Ser. 1A, Class A2 (FRN) +	2.130%	06/15/2026		155,814	155,896
					12,706,638

Other ABS — 2.1%
Life Funding Co., Ser. 2001-1A, Class A1 (FRN) (Cayman Islands) +	0.438%	10/14/2008	JPY	72,318,000	655,826
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg S (FRN) (Japan)	0.403%	10/25/2008	JPY	320,000,000	2,906,320
					3,562,146
Total (Cost - $18,555,750)					19,351,295

Corporate Obligations — 19.2%

Communications — 2.8%

Media - Cable — 0.2%
Comcast Corp.	5.300%	01/15/2014		340,000	340,737

Telecommunications - Wireless — 2.6%
Bellsouth Corp.	4.200%	09/15/2009		880,000	885,059
Deutsche Telekom International Finance (Netherlands)	9.250%	06/01/2032		280,000	390,283
Deutsche Telekom International Finance, Ser. EMTN (Netherlands)	7.500%	01/24/2033	EUR	300,000	478,046
France Telecom (France)	8.500%	03/01/2031		1,280,000	1,697,092
Sogerim (EMTN) (Luxembourg)	6.125%	04/20/2006	EUR	139,000	181,584
Telecom Italia Capital (Luxembourg) +	5.250%	11/15/2013		890,000	906,792
					4,538,856
					4,879,593

Conglomerates — 0.5%
Hutchison Whampoa International Ltd. (Cayman Islands) +	5.450%	11/24/2010		$790,000	$807,279

Consumer Cyclical — 1.7%

Automotive — 1.0%
Daimler Chrysler NA Holdings (MTN)	3.400%	12/15/2004		1,500,000	1,501,907
Ford Motor Co.	6.375%	02/01/2029		305,000	268,070
					1,769,977

Lodging — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	220,000	304,456

Retailers — 0.5%
CVS Corp.	4.000%	09/15/2009		480,000	480,203
May Department Stores Co.	4.800%	07/15/2009		380,000	387,389
					867,592
					2,942,025

Integrated Energy — 0.1%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	137,616

Finance — 13.3%

Banking — 9.7%
Allied Irish Banks Ltd. (FRN) (Ireland) *	7.500%	02/28/2011	EUR	140,000	205,197
Barclays Bank plc (United Kingdom)	5.750%	03/08/2011	EUR	620,000	846,550
Core Investment Grade Trust	4.727%	11/30/2007		1,980,000	2,046,627
Credit Suisse First Boston USA, Inc.	4.700%	06/01/2009		30,000	30,877
Credit Suisse Group Capital Guernsey V Ltd. (FRN) (Channel Islands) *	6.905%	11/07/2011	EUR	410,000	586,892
HBOS plc (FRN) (United Kingdom) + *	5.375%	11/01/2013		1,110,000	1,127,155
Household Finance Corp.	4.750%	05/15/2009		910,000	939,225
HSBC Bank USA	3.875%	09/15/2009		1,060,000	1,055,845
HSBC Bank USA (FRN)	1.190%	05/04/2006		3,400,000	3,400,000
JP Morgan Chase & Co.	3.800%	10/02/2009		550,000	545,744
JP Morgan Chase & Co.	5.125%	09/15/2014		480,000	482,573
Nordbanken REGS (FRN) (Sweden)	6.000%	12/13/2010	EUR	140,000	180,307
Nordea Bank Finland plc (FRN) (Finland)	5.750%	03/26/2014	EUR	620,000	834,576
Pearson Dollar Finance plc (United Kingdom) + †	4.700%	06/01/2009		380,000	389,506
Rabobank Capital Funding II (FRN) + *	5.260%	12/31/2013		100,000	100,882
RBS Capital Trust A (FRN) (United Kingdom) *	6.467%	06/30/2012	EUR	180,000	252,690
RBS Capital Trust I (FRN) *	4.709%	07/01/2013		330,000	319,184
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	260,000	363,105
UBS Preferred Funding Trust I *	8.622%	10/01/2010		330,000	398,407
Unicredito Italiano SpA (Italy) (FRN)	6.250%	06/14/2010	EUR	280,000	355,845
Wells Fargo & Co. (FRN)	1.990%	03/23/2007		2,000,000	2,000,476
					16,461,663

Brokerage — 0.7%
Goldman Sachs Capital I	6.345%	02/15/2034		190,000	190,599
Merrill Lynch & Co.	4.125%	09/10/2009		400,000	401,092
Merrill Lynch & Co. (MTN)	4.500%	11/04/2010		230,000	232,271
Morgan Stanley	4.750%	04/01/2014		290,000	280,742
					1,104,704

Finance Companies — 2.4%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	390,000	$500,707
Ford Motor Credit Co.	7.000%	10/01/2013		90,000	95,156
General Motors Acceptance Corp. (MTN)	5.250%	05/16/2005		440,000	447,840
General Motors Acceptance Corp. (MTN)	4.375%	12/10/2007		410,000	413,357
Linde Finance BV (Netherlands) (FRN) *	6.000%	07/03/2013	EUR	190,000	256,432
Mizuho Finance Reg S (Cayman Islands)	4.750%	04/15/2014	EUR	540,000	688,482
NGG Finance plc (United Kingdom)	6.125%	08/23/2011	EUR	820,000	1,136,901
Nisource Finance Corp.	5.400%	07/15/2014		600,000	614,603
					4,153,478

Insurance — 0.5%
Allianz AG (Germany)	5.500%	12/31/2049	EUR	300,000	390,766
Munich Re Finance BV (Netherlands)	6.750%	06/21/2023	EUR	380,000	534,919
					925,685
					22,645,530

Utilities — 0.8%
Dominion Resources Inc.	5.200%	01/15/2016		370,000	366,270
Georgia Power Co.	4.100%	08/15/2009		150,000	150,848
Southern Power Co.	4.875%	07/15/2015		830,000	808,627
					1,325,745
Total (Cost - $31,092,969)					32,737,788

Mortgage-Backed Securities (MBS) — 23.7%

Collateralized Mortgage Obligations (CMO) — 10.2%

CMO Floater — 6.0%

CMO Floater - FHLMC — 1.1%
FHLMC, Ser. 1686, Class FA (FRN)	2.710%	02/15/2024		54,054	55,072
FHLMC, Ser. 2033, Class FD (FRN)	3.260%	04/15/2024		226,610	232,856
FHLMC, Ser. 2071, Class F (FRN)	2.260%	07/15/2028		80,767	81,224
FHLMC, Ser. 2157, Class F (FRN)	2.110%	05/15/2029		204,475	204,503
FHLMC, Ser. 2334, Class FA (FRN)	2.260%	07/15/2031		110,963	111,469
FHLMC, Ser. 2396, Class FM (FRN)	2.210%	12/15/2031		126,944	127,527
FHLMC, Ser. 2410, Class FY (FRN)	2.260%	02/15/2032		404,099	406,882
FHLMC, Ser. 2424, Class FY (FRN)	2.210%	03/15/2032		60,076	60,281
FHLMC, Ser. 2470, Class EF (FRN)	2.760%	03/15/2032		125,754	127,834
FHLMC, Ser. 2557, Class WF (FRN)	2.160%	01/15/2033		227,277	228,010
FHLMC-GNMA, Ser. 20, Class F (FRN)	2.470%	10/25/2023		202,711	204,455
					1,840,113

CMO Floater - FNMA — 2.8%
FNMA, Ser. 1993-174, Class F (FRN)	2.590%	09/25/2008		5,594	5,624
FNMA, Ser. 1993-247, Class FE (FRN)	2.840%	12/25/2023		777,724	793,389
FNMA, Ser. 1997-42, Class FD (FRN)	3.340%	07/18/2027		104,616	106,814
FNMA, Ser. 1998-22, Class FA (FRN)	2.210%	04/18/2028		238,257	239,424
FNMA, Ser. 1999-47, Class JF (FRN)	2.460%	11/18/2027		58,108	58,329
FNMA, Ser. 1999-57, Class FC (FRN)	2.040%	11/17/2029		387,047	387,425
FNMA, Ser. 2001-46, Class F (FRN)	2.210%	09/18/2031		696,847	700,314
FNMA, Ser. 2001-61, Class FM (FRN)	2.060%	10/18/2016		183,779	184,422
FNMA, Ser. 2002-36, Class FK (FRN)	2.290%	12/25/2029		538,051	539,568
FNMA, Ser. 2002-38, Class FG (FRN)	2.060%	12/18/2026		849,824	850,264
FNMA, Ser. 2002-39, Class FR (FRN)	2.010%	06/18/2032		373,718	373,491
FNMA, Ser. 2002-60, Class FH (FRN)	2.840%	08/25/2032		90,258	91,238
FNMA, Ser. 2002-66, Class FG (FRN)	2.840%	09/25/2032		143,822	146,201
FNMA, Ser. 2003-16, Class NF (FRN)	2.290%	03/25/2018		335,385	336,379
					4,812,882

CMO Floater - GNMA — 0.8%
GNMA, Ser. 1999-27, Class FE (FRN)	2.180%	08/16/2029		$167,965	$168,606
GNMA, Ser. 1999-46, Class FJ (FRN)	2.230%	12/16/2029		349,662	351,490
GNMA, Ser. 2000-30, Class F (FRN)	2.330%	12/16/2022		631,632	636,801
GNMA, Ser. 2000-8, Class FA (FRN)	2.330%	01/16/2030		191,993	193,511
					1,350,408

CMO Floater - Other — 1.3%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	2.290%	01/25/2034		727,030	726,742
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	2.340%	04/25/2018		625,400	626,866
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2003-1, Class 2A4 (FRN)	2.440%	01/25/2033		171,316	171,575
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	663,663
Master Asset Securitization Trust, Ser. 2003-1, Class 2A19 (FRN)	2.390%	02/25/2033		54,150	54,167
					2,243,013
					10,246,416

Inverse Floating Rate — 0.1%
FNMA, Ser. 2003-73, Class GS (FRN)	4.760%	05/25/2031		1,313,336	122,659

Planned Amortization Class — 3.7%
FHLMC, Ser. 2236, Class PB	7.500%	09/15/2025		76,954	77,286
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030		750,000	766,345
FHLMC, Ser. 2543, Class XC	4.500%	09/15/2012		775,239	784,542
FHLMC, Ser. 2543, Class XJ	4.500%	10/15/2012		1,010,000	1,029,897
FHLMC, Ser. 2562, Class PC	4.500%	02/15/2013		1,030,000	1,040,864
FNMA, Ser. 2002-82, Class XJ	4.500%	09/25/2012		739,704	747,131
FNMA, Ser. 2003-8, Class QB	4.500%	12/25/2012		1,270,000	1,291,209
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-2, Class A8	4.250%	02/25/2018		563,902	567,906
					6,305,180

Z Bond — 0.4%
FHLMC, Ser. 2247, Class Z	7.500%	08/15/2030		243,553	250,438
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027		471,040	500,520
					750,958
					17,425,213

Mortgage Derivatives — 0.5%

Interest Only (IO) — 0.4%

IO - PAC — 0.1%
FNMA, Ser. 2003-92, Class IH # ‡	8.916%	06/25/2023		123,335	122,741

IO - Veterans Administration (Vendee) — 0.1%
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN) # ‡	12.820%	06/15/2024		1,254	1,228
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN) # ‡	25.111%	09/15/2024		1,910	2,091
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	11.892%	02/15/2027		58,378	36,503
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) # ‡	10.265%	01/15/2030		19,093	19,141
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	5.867%	02/15/2031		29,923	29,962
Vendee Mortgage Trust, Ser. 2002-2, Class IO (FRN) # ‡	12.250%	01/15/2032		33,347	26,016
Vendee Mortgage Trust, Ser. 2002-3, Class IO (FRN) # ‡	10.500%	08/15/2032		45,220	54,011
Vendee Mortgage Trust, Ser. 2003-1, Class IO (FRN) # ‡	6.841%	11/15/2032		35,197	39,874
					208,826

IO - Other — 0.0%
FNMA, Ser. 2003-59, Class IL # ‡	8.526%	12/25/2031	35,953	35,043

Inverse IO — 0.2%
FHLMC, Ser. 2594, Class SE (FRN) # ‡	22.492%	10/15/2030	60,652	76,794
FHLMC, Ser. 2617, Class GS (FRN) # ‡	29.122%-29.657%	11/15/2030	16,754	103,969
GNMA, Ser. 2003-63, Class US (FRN) # ‡	35.656%	07/20/2030	167,285	176,709
				357,472
				724,082

Principal Only (PO) — 0.1%

PO - Other — 0.1%
FHLMC, Ser. 2736, Class BO # ‡	12.144%	01/15/2034	138,678	123,273
				847,355

Mortgage Pass-Through Securities (MPTS) — 13.0%

MPTS - FHLMC — 1.9%

FHLMC - Pools — 1.9%
FHLMC Gold Pool #A11796	5.500%	08/01/2033	979,243	994,795
FHLMC Gold Pool #A12446	6.500%	08/01/2033	203,089	213,255
FHLMC Gold Pool #A13465	6.500%	09/01/2033	108,073	113,482
FHLMC Gold Pool #A14279	6.000%	10/01/2033	449,421	464,850
FHLMC Gold Pool #A14986	6.500%	11/01/2033	124,778	131,024
FHLMC Gold Pool #C66588	7.000%	04/01/2032	170,356	180,760
FHLMC Gold Pool #C78985	5.000%	05/01/2033	1,030,547	1,024,541
				3,122,707

MPTS - FNMA — 9.6%

FNMA - Pools — 3.1%
FNMA Gold Pool #E98340	5.000%	08/01/2018	906,241	922,360
FNMA Pool #251985	6.500%	10/01/2028	57,500	60,457
FNMA Pool #252439	6.500%	05/01/2029	68,524	72,012
FNMA Pool #404129	6.500%	12/01/2027	67,443	70,965
FNMA Pool #567016	8.000%	11/01/2030	381,333	414,868
FNMA Pool #597424	7.500%	09/01/2031	148,305	158,956
FNMA Pool #644171	7.000%	06/01/2032	143,933	152,687
FNMA Pool #646091	7.000%	06/01/2032	128,230	136,029
FNMA Pool #720696	4.500%	06/01/2033	184,050	177,702
FNMA Pool #737263	6.000%	09/01/2033	119,146	123,455
FNMA Pool #737345	6.000%	09/01/2033	831,465	861,532
FNMA Pool #737401	6.000%	09/01/2033	832,039	862,126
FNMA Pool #747529	4.500%	10/01/2033	284,439	274,628
FNMA Pool #747682	6.500%	11/01/2033	835,653	877,297
FNMA Pool #753235	6.500%	11/01/2033	123,938	130,114
				5,295,188

FNMA - TBA — 6.5%
FNMA TBA	4.500%	10/01/2019	2,000,000	1,992,500
FNMA TBA	6.500%	10/01/2030	1,000,000	1,048,750
FNMA TBA	5.000%	10/01/2033	3,000,000	2,968,125
FNMA TBA	5.500%	10/01/2033	5,000,000	5,065,625
				11,075,000
				16,370,188

MPTS - GNMA — 1.5%

GNMA - Pools — 1.5%
GNMA Pool #498277	7.500%	06/15/2031		$97,874	$105,418
GNMA Pool #536371	8.000%	11/15/2030		52,514	57,331
GNMA Pool #550976	7.000%	10/15/2031		309,476	330,177
GNMA Pool #552713	7.000%	08/15/2032		82,733	88,246
GNMA Pool #564121	7.500%	07/15/2031		53,565	57,694
GNMA Pool #564375	7.000%	09/15/2031		259,125	276,457
GNMA Pool #587735	6.500%	08/15/2032		1,311,889	1,385,540
GNMA Pool #616094	6.000%	11/15/2033		241,504	250,755
					2,551,618
					22,044,513
Total (Cost - $40,063,051)					40,317,081

Sovereign Obligations — 44.0%

Denmark — 0.5%
Kingdom of Denmark Bond	7.000%	11/10/2024	DKK	4,400,000	957,377

France — 1.7%
France O.A.T.	5.750%	10/25/2032	EUR	1,950,000	2,834,296

Germany — 0.2%
Bundesrepublik Deutschland Bond, Ser. 99	3.750%	01/04/2009	EUR	290,000	368,755

Japan — 10.6%
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	1,044,000,000	9,503,957
Japanese Government Bond, Ser. 35	0.600%	03/20/2009	JPY	943,000,000	8,579,379
					18,083,336

Netherlands — 5.7%
Netherlands Government	3.750%	07/15/2009	EUR	5,820,000	7,385,261
Netherlands Government	7.500%	01/15/2023	EUR	1,320,000	2,251,882
					9,637,143

New Zealand — 2.7%
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	1,400,000	938,020
New Zealand Government, Ser. 216	4.500%	02/15/2016	NZD	2,630,000	2,244,769
New Zealand Government, Ser. 413	6.500%	04/15/2013	NZD	690,000	477,349
New Zealand Government, Ser. 415	6.000%	04/15/2015	NZD	1,390,000	929,303
					4,589,441

Supranational — 0.1%
European Investment Bank	5.500%	12/07/2009	GBP	118,000	217,423

Sweden — 3.5%
Swedish Government Bond, Ser. 1044	3.500%	04/20/2006	SEK	36,000,000	4,998,819
Swedish Government Bond, Ser. 1037	8.000%	08/15/2007	SEK	6,100,000	944,636
					5,943,455

United Kingdom — 11.6%
U.K. Treasury Bond	5.000%	09/07/2014	GBP	8,730,000	$16,004,317
U.K. Treasury Bond	4.250%	06/07/2032	GBP	620,000	1,055,279
U.K. Treasury Bond	4.750%	12/07/2038	GBP	1,430,000	2,662,991
					19,722,587

United States — 7.4%
U.S. Treasury Bond	5.375%	02/15/2031		1,210,000	1,296,212
U.S. Treasury Note	4.250%	08/15/2014		11,120,000	11,236,415
					12,532,627
Total (Cost - $71,666,343)					74,886,440

Short-Term Securities — 4.8%

Money Market Instrument — 4.1%
Den Danske Bank Time Deposit	1.870%	10/01/2004		7,000,000	7,000,000

U.S. Government Obligations — 0.7%
U.S. Treasury Bill ‡ @	1.704%	12/23/2004		940,000	936,409
U.S. Treasury Bill ‡	1.767%	01/13/2005		200,000	198,989
					1,135,398
Total (Cost - $8,135,390)					8,135,398

Total Investments — 103.1% (Cost — $169,513,503)					175,428,002
Liabilities, Net of Other Assets — (3.1%)					(5,333,304)
Net Assets — 100.0%					170,094,698

Summary of Abbreviations

DKK  Danish Krone

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Fannie Mae

FRN  Floating Rate Note

GBP  Great British Pound

GNMA  Government National Mortgage Association

MTN  Medium-Term Note

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

TBA  To Be Announced - Security is subject to delayed delivery.

Vendee  Veterans Administration

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

(a)                                  Face amount shown in U.S. dollars unless otherwise indicated.

+                                         Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities were valued at $5,608,632, or 3.3% of net assets.  The Board of Directors has deemed securities valued at $5,219,126, or 3.1% of net assets, to be liquid.

*                                         Perpetual bond.  Maturity date shown is next call date.

†                                          Illiquid security.

#                                         Face amount shown represents amortized cost.

‡                                          Interest rate shown represents yield to maturity at date of purchase.

@                                    Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount (a)		Value

Asset-Backed Securities (ABS) — 2.1%

Credit Cards — 2.1%
Chester Asset Receivables Dealings plc, Deal 5 (Cayman Islands)	6.625%	03/17/2008	GBP	640,000	$1,204,471
Total (Cost - $1,024,049)					1,204,471

Corporate Obligations — 20.2%

Communications — 3.5%

Media - Cable — 0.0%
Comcast Corp.	5.300%	01/15/2014		30,000	30,065

Telecommunications - Wireless — 3.5%
Bellsouth Corp.	4.200%	09/15/2009		280,000	281,610
Deutsche Telekom International Finance (Netherlands)	9.250%	06/01/2032		310,000	432,099
Deutsche Telekom International Finance, Ser. EMTN (Netherlands)	7.500%	01/24/2033	EUR	180,000	286,827
France Telecom (France)	8.500%	03/01/2031		340,000	450,790
Sogerim (EMTN) (Luxembourg)	6.125%	04/20/2006	EUR	139,000	181,584
Telecom Italia Capital (Luxembourg) +	5.250%	11/15/2013		340,000	346,415
					1,979,325
					2,009,390

Conglomerates — 0.2%
Hutchison Whampoa International Ltd. (Cayman Islands) +	5.450%	11/24/2010		120,000	122,625

Consumer Cyclical — 1.7%

Automotive — 1.2%
Daimler Chrysler NA Holdings (MTN)	3.400%	12/15/2004		500,000	500,636
Ford Motor Co.	6.375%	02/01/2029		200,000	175,783
					676,419

Lodging — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	80,000	110,711

Retailers — 0.3%
CVS Corp.	4.000%	09/15/2009		160,000	160,068
					947,198

Finance — 13.7%

Banking — 9.4%
Allied Irish Banks Ltd. (FRN) (Ireland) *	7.500%	02/28/2011	EUR	100,000	146,569
Credit Suisse Group Capital Guernsey V Ltd. (FRN) (Channel Islands) *	6.905%	11/07/2011	EUR	250,000	357,861
Household Finance Corp.	4.750%	05/15/2009		160,000	165,138
HSBC Bank USA	3.875%	09/15/2009		360,000	358,589
JP Morgan Chase & Co.	3.800%	10/02/2009		180,000	178,607
JP Morgan Chase & Co.	5.125%	09/15/2014		160,000	160,858
JP Morgan Chase & Co. (FRN)	1.990%	02/24/2005		500,000	500,455
Nordbanken REGS (FRN) (Sweden)	6.000%	12/13/2010	EUR	220,000	283,340
Nordea Bank Finland plc (FRN) (Finland)	5.750%	03/26/2014	EUR	210,000	282,679
Pearson Dollar Finance plc (United Kingdom) +†	4.700%	06/01/2009		110,000	112,752
Rabobank Capital Funding II (FRN) +*	5.260%	12/31/2013		220,000	221,940

1

RBS Capital Trust A (FRN) (United Kingdom) *	6.467%	06/30/2012	EUR	110,000	$154,422
RBS Capital Trust I (FRN) *	4.709%	07/01/2013		150,000	145,084
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	510,000	712,243
Unicredito Italiano SpA (Italy) (FRN)	6.250%	06/14/2010	EUR	460,000	584,602
Wells Fargo & Co. (FRN)	1.990%	03/23/2007		1,000,000	1,000,238
					5,365,377

Brokerage — 1.3%
Goldman Sachs Capital I	6.345%	02/15/2034		130,000	130,410
Goldman Sachs Group, Inc.	5.000%	10/01/2014		470,000	464,903
Merrill Lynch & Co.	4.125%	09/10/2009		100,000	100,273
Morgan Stanley	4.750%	04/01/2014		30,000	29,042
					742,628

Finance Companies — 2.4%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	160,000	205,418
Ford Motor Credit Co.	7.000%	10/01/2013		10,000	10,573
General Motors Acceptance Corp. (MTN)	5.250%	05/16/2005		200,000	203,564
General Motors Acceptance Corp. (MTN)	4.375%	12/10/2007		560,000	564,585
Linde Finance BV (Netherlands) (FRN) *	6.000%	07/03/2013	EUR	60,000	80,978
Mizuho Finance Reg S (Cayman Islands)	4.750%	04/15/2014	EUR	100,000	127,497
Nisource Finance Corp.	5.400%	07/15/2014		170,000	174,137
					1,366,752

Insurance — 0.6%
Allianz AG (Germany)	5.500%	12/31/2049	EUR	100,000	130,256
Munich Re Finance BV (Netherlands)	6.750%	06/21/2023	EUR	140,000	197,076
					327,332
					7,784,089

Utilities — 1.1%

Electric — 0.5%
Dominion Resources Inc.	5.200%	01/15/2016		90,000	89,093
Southern Power Co.	4.875%	07/15/2015		210,000	204,592
					293,685

Other Utilities — 0.6%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	230,000	300,621
					594,306
Total (Cost - $10,532,079)					11,457,608

Mortgage-Backed Securities (MBS) — 28.8%

Collateralized Mortgage Obligations (CMO) — 12.1%

CMO Floater — 6.0%

CMO Floater - FHLMC — 0.4%
FHLMC, Ser. 1686, Class FA (FRN)	2.710%	02/15/2024		33,264	33,890
FHLMC, Ser. 2334, Class FA (FRN)	2.260%	07/15/2031		110,963	111,469
FHLMC, Ser. 2396, Class FM (FRN)	2.210%	12/15/2031		63,472	63,763
					209,122

2

CMO Floater - FNMA — 2.0%
FNMA, Ser. 1993-174, Class F (FRN)	2.590%	09/25/2008		$11,188	$11,247
FNMA, Ser. 1997-42, Class FD (FRN)	3.340%	07/18/2027		74,725	76,296
FNMA, Ser. 1998-22, Class FA (FRN)	2.210%	04/18/2028		108,770	109,302
FNMA, Ser. 1999-47, Class JF (FRN)	2.460%	11/18/2027		96,846	97,215
FNMA, Ser. 2001-46, Class F (FRN)	2.210%	09/18/2031		298,649	300,135
FNMA, Ser. 2001-61, Class FM (FRN)	2.060%	10/18/2016		122,519	122,948
FNMA, Ser. 2002-38, Class FG (FRN)	2.060%	12/18/2026		242,807	242,932
FNMA, Ser. 2002-60, Class FH (FRN)	2.840%	08/25/2032		120,344	121,651
FNMA, Ser. 2002-66, Class FG (FRN)	2.840%	09/25/2032		86,293	87,721
					1,169,447

CMO Floater - Other — 3.6%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	2.290%	01/25/2034		363,515	363,371
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	2.340%	04/25/2018		251,165	251,754
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2003-1, Class 2A4 (FRN)	2.440%	01/25/2033		85,658	85,787
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	1,000,000	1,327,325
					2,028,237
					3,406,806

Planned Amortization Class — 5.3%
FHLMC, Ser. 2236, Class PB	7.500%	09/15/2025		51,303	51,524
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030		300,000	306,538
FHLMC, Ser. 2543, Class XC	4.500%	09/15/2012		511,328	517,464
FHLMC, Ser. 2543, Class XJ	4.500%	10/15/2012		690,000	703,593
FHLMC, Ser. 2562, Class PC	4.500%	02/15/2013		690,000	697,277
FNMA, Ser. 2002-82, Class XJ	4.500%	09/25/2012		490,269	495,191
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-2, Class A8	4.250%	02/25/2018		187,967	189,302
					2,960,889

Z Bond — 0.8%
FHLMC, Ser. 2247, Class Z	7.500%	08/15/2030		162,369	166,958
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027		282,624	300,312
					467,270
					6,834,965

Mortgage Derivatives — 0.9%

Interest Only (IO) — 0.8%

IO - PAC — 0.1%
FNMA, Ser. 2003-92, Class IH # ‡	8.916%	06/25/2023		61,667	61,371

IO - Veterans Administration (Vendee) — 0.2%
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	11.892%	02/15/2027		95,247	59,558
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) # ‡	10.265%	01/15/2030		25,595	23,235
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	5.867%	02/15/2031		35,124	32,843
					115,636

IO - Other — 0.1%
FNMA, Ser. 2003-59, Class IL # ‡	8.526%	12/25/2031		53,371	52,565

Inverse IO — 0.4%
FHLMC, Ser. 2594, Class SE (FRN) # ‡	22.492%	10/15/2030		37,469	46,077
FHLMC, Ser. 2617, Class GS (FRN) # ‡	29.122%-29.657%	11/15/2030		60,556	77,014
GNMA, Ser. 2003-63, Class US (FRN) # ‡	35.656%	07/20/2030		83,954	88,355
					211,446
					441,018

3

Principal Only (PO) — 0.1%

PO - Other — 0.1%
FHLMC, Ser. 2736, Class BO # ‡	12.144%	01/15/2034	$64,394	$61,636
				502,654

Mortgage Pass-Through Securities (MPTS) — 15.8%

MPTS - FHLMC — 2.4%

FHLMC - Pools — 2.4%
FHLMC Gold Pool #A11796	5.500%	08/01/2033	534,133	542,616
FHLMC Gold Pool #A12446	6.500%	08/01/2033	81,236	85,302
FHLMC Gold Pool #A13465	6.500%	09/01/2033	54,036	56,741
FHLMC Gold Pool #A14279	6.000%	10/01/2033	179,769	185,940
FHLMC Gold Pool #A14986	6.500%	11/01/2033	62,389	65,512
FHLMC Gold Pool #C66588	7.000%	04/01/2032	170,356	180,759
FHLMC Gold Pool #C78985	5.000%	05/01/2033	257,637	256,135
				1,373,005

MPTS - FNMA — 10.7%

FNMA - Pools — 3.6%
FNMA Pool #251985	6.500%	10/01/2028	34,500	36,274
FNMA Pool #252439	6.500%	05/01/2029	54,819	57,610
FNMA Pool #404129	6.500%	12/01/2027	67,443	70,965
FNMA Pool #567016	8.000%	11/01/2030	381,333	414,868
FNMA Pool #597424	7.500%	09/01/2031	148,305	158,956
FNMA Pool #646091	7.000%	06/01/2032	170,974	181,372
FNMA Pool #720696	4.500%	06/01/2033	92,025	88,851
FNMA Pool #737263	6.000%	09/01/2033	66,822	69,238
FNMA Pool #737345	6.000%	09/01/2033	831,465	861,532
FNMA Pool #747529	4.500%	10/01/2033	94,813	91,543
				2,031,209

FNMA - TBA — 7.1%
FNMA TBA	4.500%	10/01/2019	1,000,000	996,250
FNMA TBA	5.000%	10/01/2033	1,000,000	989,375
FNMA TBA	5.500%	10/01/2033	2,000,000	2,026,250
				4,011,875
				6,043,084

MPTS - GNMA — 2.7%

GNMA - Pools — 2.7%
GNMA Pool #498277	7.500%	06/15/2031	176,173	189,753
GNMA Pool #536371	8.000%	11/15/2030	78,771	85,997
GNMA Pool #550976	7.000%	10/15/2031	580,268	619,081
GNMA Pool #564121	7.500%	07/15/2031	107,130	115,388
GNMA Pool #564375	7.000%	09/15/2031	407,196	434,433
GNMA Pool #616094	6.000%	11/15/2033	80,501	83,585
				1,528,237
				8,944,326
Total (Cost - $15,854,144)				16,281,945

4

Sovereign Obligations — 42.3%

Belgium — 1.8%
Kingdom of Belgium, Ser. 31	5.500%	03/28/2028	EUR	740,000	$1,029,026

France — 3.8%
France O.A.T.	5.750%	10/25/2032	EUR	570,000	828,487
France O.A.T. Index-Linked Bond	4.000%	04/25/2009	EUR	1,050,000	1,344,974
					2,173,461

Japan — 13.3%
Japanese Government Bond, Ser. 236	1.500%	12/20/2011	JPY	217,000,000	2,030,719
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	454,000,000	4,132,947
Japanese Government Bond, Ser. 35	0.600%	03/20/2009	JPY	153,000,000	1,391,988
					7,555,654

Netherlands — 4.2%
Netherlands Government	3.750%	07/15/2009	EUR	1,860,000	2,360,238

New Zealand — 3.1%
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	490,000	328,307
New Zealand Government, Ser. 216	4.500%	02/15/2016	NZD	1,090,000	930,341
New Zealand Government, Ser. 413	6.500%	04/15/2013	NZD	240,000	166,035
New Zealand Government, Ser. 415	6.000%	04/15/2015	NZD	490,000	327,596
					1,752,279

Supranational — 0.1%
European Investment Bank	5.500%	12/07/2009	GBP	24,000	44,222

United Kingdom — 11.6%
U.K. Treasury Bond	5.000%	09/07/2014	GBP	2,840,000	5,206,444
U.K. Treasury Bond	4.250%	06/07/2032	GBP	170,000	289,351
U.K. Treasury Bond	4.750%	12/07/2038	GBP	560,000	1,042,850
					6,538,645

United States — 4.4%
U.S. Treasury Note	4.250%	08/15/2014		2,470,000	2,495,858
Total (Cost - $23,282,442)					23,949,383

Short-Term Securities — 5.8%

Money Market Instrument — 3.5%
Den Danske Bank Time Deposit	1.870%	10/01/2004		2,000,000	2,000,000

U.S. Government Obligations — 2.3%
U.S. Treasury Bill ‡ @	1.704%	12/23/2004		1,100,000	1,095,798
U.S. Treasury Bill ‡	1.767%	01/13/2005		200,000	198,988
					1,294,786
Total (Cost - $3,294,767)					3,294,786

Total Investments — 99.2% (Cost - $53,987,481)					56,188,193
Other Assets, Net of Liabilities — 0.8%					442,674
Net Assets — 100.0%					56,630,867

5

Summary of Abbreviations

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Fannie Mae

FRN  Floating Rate Note

GBP  Great British Pound

GNMA  Government National Mortgage Association

JPY  Japanese Yen

MTN  Medium-Term Note

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

TBA  To Be Announced - Security is subject to delayed delivery.

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

(a)                                  Face amount shown in U.S. dollars unless otherwise indicated.

+                                         Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities were valued at $803,732, or 1.42% of net assets.  Of these, the Board of Directors has deemed securities valued at $690,980, or 1.22% of net assets, to be liquid.

*                                         Perpetual bond.  Maturity date shown is next call date.

†                                          Illiquid security.

#                                         Face amount shown represents amortized cost.

‡                                          Interest rate shown represents yield to maturity at date of purchase.

@                                    Security is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

6

FFTW Funds, Inc.

International Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount (a)		Value

Asset-Backed Securities (ABS) — 19.1%

Credit Cards — 10.1%
American Express Credit Account Master Trust, Ser. 2001-1, Class A (FRN)	1.379%	09/15/2008		$1,000,000	$1,001,896
Chase Credit Card Master Trust, Ser. 1998-4, Class A	5.000%	08/15/2008	EUR	656,775	861,623
Chester Asset Receivables Dealings plc, Deal 11, Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	770,000	1,077,690
Chester Asset Receivables Dealings plc, Deal 5 (Cayman Islands)	6.625%	03/17/2008	GBP	130,000	244,658
Citibank Credit Card Issuance Trust	5.375%	04/11/2011	EUR	650,000	875,920
Fleet Credit Card Master Trust II, Ser. 2001-A, Class A (FRN)	1.910%	08/15/2008		1,000,000	1,002,034
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class A	5.600%	07/17/2014	EUR	1,100,000	1,504,459
MBNA Credit Card Master Note Trust, Ser. 2004-A1	4.500%	01/17/2014	EUR	1,000,000	1,268,318
					7,836,598

Home Equity Loans - Floating Rate — 4.1%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)	2.180%	11/20/2031		419,243	420,081
Amortizing Residential Collateral Trust, Ser. 2002-BC1, Class A (FRN)	2.180%	01/25/2032		483,264	483,870
Centex Home Equity, Ser. 2003-C, Class AV (FRN)	2.140%	09/25/2033		626,329	626,973
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1 (FRN)	2.090%	05/25/2032		333,507	333,659
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)	2.100%	09/25/2031		424,629	425,166
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2 (FRN)	2.140%	04/25/2033		603,373	603,853
Superannuation Members Home Loans Global, Ser. 1A, Class A2 (FRN) +	2.130%	06/15/2026		233,721	233,844
					3,127,446

Other ABS — 4.1%
ABF Finance Srl, Ser. 1, Class A (FRN)	2.468%	08/01/2013	EUR	878,470	1,084,280
Delphinus BV, Series 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	04/25/2093	EUR	1,000,000	1,267,926
Life Funding Co., Ser. 2001-1A, Class A1 (FRN) (Cayman Islands) +	0.438%	10/14/2008	JPY	48,212,000	437,217
Pelican Mortgages, Ser. 2, Class A (FRN)	2.346%	09/15/2036	EUR	275,350	340,097
					3,129,520

Student Loans — 0.8%
SLM Student Loan Trust, Ser. 2003-7	3.800%	06/17/2010	EUR	500,000	623,130
Total (Cost - $13,821,500)					14,716,694

Corporate Obligations — 14.4%

Telecommunications - Wireless — 1.8%
Deutsche Telekom International Finance BV (Netherlands)	8.125%	05/29/2012	EUR	450,000	697,099
France Telecom (EMTN) (France)	7.250%	01/28/2013	EUR	330,000	486,508
France Telecom (France)	8.500%	03/01/2031		180,000	238,654
					1,422,261

Consumer Cyclical — 0.4%

Automotive — 0.2%
General Motors	8.375%	07/05/2033	EUR	110,000	152,359

1

Lodging — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	110,000	$152,228
					304,587

Consumer Non - Cyclical — 0.2%

Tobacco — 0.2%
Imperial Tobacco Finance (EMTN) (United Kingdom)	6.250%	06/06/2007	EUR	140,000	187,281

Integrated Energy — 0.2%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	137,616

Finance — 9.5%

Banking — 4.9%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	360,000	482,308
Bank of Scotland (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	700,000	946,594
Bank of Scotland (United Kingdom)	6.770%	03/31/2049	EUR	1,000,000	1,267,126
Credit Suisse Group Capital Guernsey V Ltd. (FRN) (Channel Islands) *	6.905%	11/07/2011	EUR	230,000	329,232
RBS Capital Trust A (FRN) (United Kingdom) *	6.467%	06/30/2012	EUR	180,000	252,690
Skandinaviska Enskilda (Sweden)	4.125%	05/28/2015	EUR	170,000	212,657
Unicredito Italiano SpA (Italy) (FRN)	6.250%	06/14/2010	EUR	240,000	305,010
					3,795,617

Finance Companies — 1.4%
BES Finance Ltd (Cayman Islands) (FRN)	5.580%	07/02/2014	EUR	240,000	315,398
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	170,000	218,257
Ford Motor Credit Co. (EMTN)	6.750%	01/14/2008	EUR	280,000	376,565
Linde Finance BV (Netherlands) (FRN) *	6.000%	07/03/2013	EUR	120,000	161,957
					1,072,177

Insurance — 0.7%
Munich Re Finance BV (Netherlands)	6.750%	06/21/2023	EUR	190,000	267,460
Zurich Finance (USA) Inc. (FRN)	5.750%	10/02/2023	EUR	200,000	264,245
					531,705

Other Finance — 2.5%
Permanent Financing plc (United Kingdom)	5.100%	06/11/2007	EUR	950,000	1,241,373
Saecure BV (FRN) (Netherlands)	5.710%	11/25/2007	EUR	500,000	666,395
					1,907,768
					7,307,267

Utilities — 2.3%

Electric — 1.1%
E.ON International Finance BV (MTN) (Netherlands)	5.750%	05/29/2009	EUR	650,000	883,960

Other Utilities — 1.2%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	680,000	888,792
					1,772,752
Total (Cost - $9,341,958)					11,131,764

Collateralized Mortgage Obligations - Floater — 2.5%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	05/19/2055	EUR	1,000,000	1,271,178
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	663,663
Total (Cost - $1,616,516)					1,934,841

2

Sovereign Obligations — 57.0%

Australia — 3.9%
Republic of Austria	4.000%	07/15/2009	EUR	2,350,000	$3,009,632

France — 4.5%
French Treasury Note	4.500%	07/12/2006	EUR	400,000	513,279
France O.A.T. Index-Linked Bond	4.000%	04/25/2009	EUR	2,340,000	2,997,371
					3,510,650

Germany — 4.2%
Bundesschatzanweisungen	2.500%	09/22/2006	EUR	2,620,000	3,248,833

Japan — 22.3%
Japan Finance Corp. for Muni Enterprises	1.550%	02/21/2012	JPY	250,000,000	2,332,734
Japanese Government Bond, Ser. 242	1.200%	09/20/2012	JPY	542,000,000	4,924,693
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	311,000,000	2,831,160
Japanese Government Bond, Ser. 39	80.000%	09/20/2009	JPY	365,000,000	3,338,434
Japanese Government Bond, Ser. 35	0.600%	03/20/2009	JPY	415,000,000	3,775,655
					17,202,676

Netherlands — 2.6%
Netherlands Government	7.500%	01/15/2023	EUR	1,190,000	2,030,106

New Zealand — 13.8%
New Zealand Government, Ser. 1106	8.000%	11/15/2006	NZD	5,300,000	3,702,389
New Zealand Government, Ser. 709	7.000%	07/15/2009	NZD	9,900,000	6,918,781
					10,621,170

Sweden — 0.9%
Swedish Government Bond, Ser. 1043	5.000%	01/28/2009	SEK	4,810,000	695,713

United Kingdom — 4.8%
U.K. Treasury Bond	4.250%	06/07/2032	GBP	840,000	1,429,733
U.K. Treasury Bond	4.750%	12/07/2038	GBP	1,230,000	2,290,545
					3,720,278
Total (Cost - $43,328,986)					44,039,058

Short-Term Security — 1.0%
U.S. Treasury Bill @ ‡	1.704%	12/23/2004		800,000	796,944
Total (Cost - $796,883)					796,944

Total Investments — 94.0% (Cost - $68,905,843)					72,619,301
Other Assets, Net of Liabilities — 6.0%					4,598,597
Net Assets — 100.0%					77,217,898

Summary of Abbreviations

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FRN  Floating Rate Note

3

GBP  Great British Pound

JPY  Japanese Yen

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

(a)                                  Face amount shown in U.S. dollars unless otherwise indicated.

+                                         Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities were valued at $671,061, or 0.9% of net assets.  The Board of Directors has deemed all of these securities to be liquid.

*                                         Perpetual bond.  Maturity date shown is next call date.

@                                    Security is held in a margin account as collateral for open financial futures contracts.

‡                                          Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

4

FFTW Funds, Inc.

Emerging Markets Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount (a)	Value

Sovereign Obligations — 79.9%

Argentina — 2.8%
Republic of Argentina, Ser. 2018 *	12.250%	06/19/2018	$1,591,875	$469,603

Brazil — 10.4%
Federal Republic of Brazil	9.375%	04/07/2008	250,000	271,875
Federal Republic of Brazil	12.750%	01/15/2020	250,000	316,875
Federal Republic of Brazil	11.000%	08/17/2040	250,000	280,250
Federal Republic of Brazil - C Bond	8.000%	04/15/2014	879,578	869,682
				1,738,682

Bulgaria — 1.9%
Republic of Bulgaria, Reg S	8.250%	01/15/2015	250,000	307,813

Chile — 3.1%
Republic of Chile	5.500%	01/15/2013	500,000	520,886

Colombia — 4.9%
Republic of Colombia	10.375%	01/28/2033	750,000	817,500

Ecuador — 2.4%
Republic of Ecuador, Ser. Reg S	7.000%	08/15/2030	500,000	407,500

Malaysia — 5.4%
Malaysia Global Government Bond	8.750%	06/01/2009	750,000	898,855

Mexico — 10.2%
United Mexican States, (MTN)	9.875%	01/15/2007	750,000	853,125
United Mexican States, (MTN)	8.300%	08/15/2031	750,000	853,125
				1,706,250

Nigeria — 0.0%
Central Bank of Nigeria, Warrant	0.000%	11/15/2020	3,000	0

Panama — 3.3%
Republic of Panama	9.625%	02/08/2011	250,000	286,250
Republic of Panama	8.875%	09/30/2027	250,000	260,625
				546,875

Peru — 3.1%
Republic of Peru	9.875%	02/06/2015	250,000	287,500
Republic of Peru (FRN)	4.500%	03/07/2017	250,000	220,000
				507,500

(The) Philippines — 4.8%
Republic of Philippines	9.875%	03/16/2010	250,000	277,500
Republic of Philippines	9.000%	02/15/2013	500,000	515,000
				792,500

1

Russia — 9.4%
Russian Federation Bond, Reg S	10.000%	06/26/2007	$250,000	$282,500
Russian Federation Bond, Reg S	11.000%	07/24/2018	250,000	326,250
Russian Federation Bond, Reg S	5.000%	03/31/2030	1,000,000	961,250
				1,570,000

South Africa — 3.5%
Republic of South Africa	9.125%	05/19/2009	250,000	296,250
Republic of South Africa	7.375%	04/25/2012	250,000	281,875
				578,125

Turkey — 7.5%
Republic of Turkey	11.375%	11/27/2006	250,000	282,500
Republic of Turkey	12.375%	06/15/2009	500,000	622,500
Republic of Turkey	11.875%	01/15/2030	250,000	345,625
				1,250,625

Uruguay — 1.3%
Republic of Uruguay	7.500%	03/15/2015	250,000	221,250

Venezuela — 5.9%
Republic of Venezuela	9.250%	09/15/2027	500,000	492,750
Republic of Venezuela, Ser. A	6.750%	03/31/2020	500,000	485,000
				977,750
Total (Cost - $12,747,920)				13,311,714

Total Investments — 79.9% (Cost - $12,747,920)				13,311,714
Other Assets, Net of Liabilities — 20.1%				3,338,762
Net Assets — 100.0%				16,650,476

Summary of Abbreviations

FRN  Floating Rate Note

MTN  Medium-Term Note

(a)                                  Face amount shown in U.S. dollars unless otherwise indicated.

*                                         Security is currently in default.

See Notes to Financial Statements.

2

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount	Value

U.S. Treasury Inflation-Indexed Notes — 69.2%
U.S. Treasury Inflation-Indexed Note	4.250%	01/15/2010	$5,865,418	$6,803,885
U.S. Treasury Inflation-Indexed Note	3.500%	01/15/2011	24,388,355	27,596,947
U.S. Treasury Inflation-Indexed Note	2.000%	07/15/2014	17,683,174	18,072,757
Total (Cost - $52,019,705)				52,473,589

U.S. Treasury Inflation-Indexed Bonds — 26.4%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	6,029,040	6,278,680
U.S. Treasury Inflation-Indexed Bond	3.625%	04/15/2028	6,757,132	8,554,107
U.S. Treasury Inflation-Indexed Bond	3.875%	04/15/2029	3,928,934	5,211,976
Total (Cost - $19,337,687)				20,044,763

Total Investments — 95.6% (Cost - $71,357,392)				72,518,352
Other Assets, Net of Liabilities — 4.4%				3,321,034
Net Assets — 100.0%				75,839,386

See Notes to Financial Statements.

1

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments

September 30, 2004 (unaudited)

	Coupon Rate	Maturity	Face Amount (a)		Value

Sovereign Obligations — 91.6%

Australia — 1.0%
Australian Index-Linked Bond	4.000%	08/20/2020	AUD	220,000	$221,526

France — 11.8%
France O.A.T. Index-Linked Bond	2.250%	07/25/2020	EUR	438,351	562,997
France O.A.T. Index-Linked Bond	3.150%	07/25/2032	EUR	1,368,566	2,035,121
					2,598,118

New Zealand — 4.6%
New Zealand Government, Ser. 216	4.500%	02/15/2016	NZD	1,200,000	1,024,229

Sweden — 16.8%
Swedish Government Index-Linked Bond, Ser. 3101	4.000%	12/01/2008	SEK	18,431,192	2,764,989
Swedish Government Index-Linked Bond, Ser. 3102	4.000%	12/01/2020	SEK	5,636,172	954,460
					3,719,449

United Kingdom — 17.7%
U.K. Index-Linked Treasury Stock	2.500%	05/20/2009	GBP	736,000	3,217,166
U.K. Index-Linked Treasury Stock	2.000%	01/26/2035	GBP	340,000	709,072
					3,926,238

United States — 39.7%

U.S. Treasury Obligations — 39.7%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025		778,751	810,996
U.S. Treasury Inflation-Indexed Bond	3.625%	04/15/2028		1,932,282	2,446,148
U.S. Treasury Inflation-Indexed Bond	3.875%	04/15/2029		187,805	249,136
U.S. Treasury Inflation-Indexed Note	4.250%	01/15/2010		337,740	391,778
U.S. Treasury Inflation-Indexed Note	3.500%	01/15/2011		4,331,354	4,901,198
					8,799,256
Total (Cost - $19,420,546)					20,288,816

Short-Term Security — 4.5%
Den Danske Bank Time Deposit	1.870%	10/01/2004		1,000,000	1,000,000

Total (Cost - $1,000,000)					1,000,000

Total Investments — 96.1% (Cost - $20,420,546)					21,288,816
Other Assets, Net of Liabilities — 3.9%					874,188
Net Assets — 100.0%					22,163,004

Summary of Abbreviations

AUD  Australian Dollar

Euro  European Monetary Unit

GBP  Great British Pound

NZD  New Zealand Dollar

1

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

(a)                                  Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.

2

FFTW Funds, Inc.

Notes to Financial Statements

September 30, 2004 (Unaudited)

1.             Organization

FFTW Funds, Inc. (the “Fund”) was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has eighteen Portfolios, nine of which were active as of September 30, 2004. The nine active Portfolios are: U.S. Short-Term Portfolio (“U.S. Short-Term”); Limited Duration Portfolio (“Limited Duration”); Mortgage-Backed Portfolio (“Mortgage”); Worldwide Portfolio (“Worldwide”); Worldwide Core Portfolio (“Worldwide Core”); International Portfolio (“International”); Emerging Markets Portfolio (“Emerging Markets”); U.S. Inflation-Indexed Portfolio (“U.S. Inflation-Indexed”); and Global Inflation-Indexed Hedged Portfolio (“Global Inflation-Indexed Hedged”). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the “Investment Adviser”).

2.             Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. The Fund uses the FIFO method for determining gain or loss on sales of securities.

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Investment Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest.  Securities for which market quotations are not readily available will be valued at their fair value, as determined in good faith by the Fund’s Pricing Committee, acting under supervision of the Board of Directors. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold.

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2004, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost

U.S. Short-Term	$80,967	$630,010	$(549,043)	$125,883,842

Limited Duration	119,891	860,955	(741,064)	94,826,765

Mortgage	5,536,532	4,990,320	546,212	162,989,579

Worldwide	6,350,093	435,594	5,914,499	169,513,503

Worldwide Core	2,398,163	197,451	2,200,712	53,987,481

International	3,742,977	29,519	3,713,458	68,905,843

Emerging Markets	622,552	58,758	563,794	12,747,920

U.S. Inflation-Indexed	1,160,960	—	1,160,960	71,357,392

Global Inflation-Indexed Hedged	868,270	—	868,270	20,420,546

Forward Foreign Exchange Contracts

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios’ Investment Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio’s unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date. The Portfolios’ custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio’s commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

Appendix A of the Notes to Financial Statements details each fund’s outstanding forward foreign exchange contracts at September 30, 2004.

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.  At September 30, 2004, the Portfolios placed U.S. Treasury bills, other liquid securities or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

Portfolio	September 30, 2004 Collateral Value

Limited Duration	$397,977

Mortgage	397,977

Worldwide	936,409

Worldwide Core	1,095,798

International	796,944

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements.  Under a repurchase agreement, a bank or securities firm which the Portfolio’s Investment Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.  Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.  When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.  The Investment Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors.

Options Transactions

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options  which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio’s selling or buying a security or currency at a price different from the current market value.

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At September 30, 2004, Backed Portfolio had one outstanding swap contract with Deutsche Bank with the following terms:

Notional Amount	Termination Date	Payment Made by the Portfolio	Payments Received by the Portfolio
$28,000,000	12/15/2006	3.61%	USD LIBOR

Interest Only and Principal Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds.  Principal only securities (POs) entitle the holder to principal cash flows on the underlying pool.  The Fund primarily invests in IOs and POs backed by mortgage securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Segregation of Assets

It is the policy of each of the Fund’s Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of  futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio’s ability to segregate up to 100% of its settled liquid assets.

Concentration of risks

The Portfolios may invest in securities of foreign issuers in various countries.  These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolios may invest in debt securities which are subject to credit risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principle, or go bankrupt.  The lower the ratings of such debt securities, the greater the risks.  In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

Appendix A

Open Forward Foreign Exchange Contracts as of September 30, 2004 (Unaudited)

Worldwide

Contract Amount						Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Foreign Exchange Buy Contracts
1,810,000	Australian Dollar closing 11/24/04					$1,286,038	$1,304,815	$18,777
4,191,857	British Pound Sterling closing 11/24/04					7,482,974	7,554,910	71,936
8,809,187	Canadian Dollar closing 11/24/04					6,745,864	6,955,139	209,275
47,935,114	Euro closing 11/24/04					58,671,806	59,518,097	846,291
521,443	Icelandic Krona closing 10/08/04					7,267	7,371	104
2,959,608,026	Japanese Yen closing 11/24/04					27,101,334	26,924,390	(176,944)
3,634,240,662	Republic of Korea Won closing 11/24/04					3,134,840	3,151,681	16,841
4,441,776	Swedish Krona closing 11/24/04					610,000	609,948	(52)
16,218,389	Swiss Franc closing 11/24/04					13,021,526	13,011,873	(9,653)

Forward Foreign Exchange Sell Contracts
11,867,228	British Pound Sterling closing 11/24/04					21,356,673	21,388,096	(31,423)
5,223,700	Canadian Dollar closing 11/24/04					4,020,000	4,124,281	(104,281)
20,909,132	Euro closing 11/24/04					25,369,889	25,961,590	(591,701)
29,319,100	Icelandic Krona closing 10/08/04					410,000	414,476	(4,476)
3,023,375,935	Japanese Yen closing 11/24/04					27,524,981	27,504,505	20,476
6,578,679	New Zealand Dollar closing 11/24/04					4,249,826	4,417,302	(167,476)
1,817,120,331	Republic of Korea Won closing 10/08/04					1,584,237	1,577,693	6,544
38,465,088	Swedish Krona closing 11/24/04					5,157,907	5,282,038	(124,131)
10,028,106	Swiss Franc closing 11/24/04					8,020,000	8,045,463	(25,463)
								$(45,356)

Contract Amount	Currency to Deliver	Cost/ Proceeds	Value	Contract Amount	Currency to Receive	Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Cross Currency Contracts
680,000	Euro				Polish Zloty
	closing 11/24/04	$833,866	$844,314	3,022,849	closing 11/24/04	$833,866	$854,270	$9,956
690,000	Euro				Hungarian Forint
	closing 11/24/04	848,711	856,731	175,605,000	closing 11/24/04	848,711	871,800	15,069
245,690	Euro				Canadian Dollar
	closing 11/24/04	300,000	305,059	393,111	closing 11/24/04	300,000	310,374	5,315
4,200,000	Euro				Swiss Franc
	closing 11/24/04	5,137,317	5,214,883	6,417,073	closing 11/24/04	5,137,317	5,148,362	(66,521)
18,100,000	Euro				Japanese Yen
	closing 11/24/04	21,978,828	22,473,662	2,421,824,023	closing 11/24/04	21,978,828	22,032,017	(441,645)

64,664,288	Icelandic Krona				Euro
	closing 10/08/04	$895,080	$914,140	$737,089	closing 10/08/04	$895,080	$915,437	$1,297
34,114,600	Icelandic Krona				British Pound Sterling
	closing 10/08/04	471,112	482,268	260,000	closing 10/08/04	471,112	470,333	(11,935)
569,890,069	Japanese Yen				Euro
	closing 11/24/04	$5,209,056	$5,184,451	4,310,000	closing 11/24/04	5,209,056	5,351,463	167,012
675,470	Swiss Franc				Canadian Dollar
	closing 11/24/04	540,000	541,924	705,708	closing 11/24/04	540,000	557,179	15,255
12,692,321	Swiss Franc				Euro
	closing 11/24/04	10,151,047	10,182,939	8,260,000	closing 11/24/04	10,151,047	10,255,937	72,998
								$(233,199)

Worldwide Core

Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Foreign Exchange Buy Contracts
280,000	Australian Dollar closing 11/24/04	$201,908	$201,850	$(58)
1,410,071	British Pound Sterling closing 11/24/04	2,524,036	2,541,345	17,309
1,586,194	Canadian Dollar closing 11/24/04	1,220,000	1,252,352	32,352
11,348,228	Euro closing 11/24/04	13,814,090	14,090,400	276,310
174,490	Icelandic Krona closing 10/08/04	2,434	2,467	33
608,630,853	Japanese Yen closing 11/24/04	5,521,928	5,536,887	14,959
2,885,446	Republic of Korea Won closing 11/24/04	2,489	2,503	14
5,517,260	Swiss Franc closing 11/24/04	4,429,842	4,426,450	(3,392)

Forward Foreign Exchange Sell Contracts
5,958,001	British Pound Sterling closing 11/24/04	10,797,098	10,738,001	59,097
1,793,339	Canadian Dollar closing 11/24/04	1,380,000	1,415,899	(35,899)
20,255,779	Euro closing 11/24/04	24,878,771	25,150,360	(271,589)
10,011,400	Icelandic Krona closing 10/08/04	140,000	141,528	(1,528)
1,751,108,693	Japanese Yen closing 11/24/04	16,094,002	15,930,330	163,672
2,561,785	New Zealand Dollar closing 11/24/04	1,654,913	1,720,129	(65,216)
1,442,723	Republic of Korea Won closing 10/08/04	1,258	1,253	5
3,177,079	Swiss Franc closing 11/24/04	2,540,000	2,548,943	(8,943)

				$177,126

Contract Amount	Currency to Deliver	Cost/ Proceeds	Value	Contract Amount	Currency to Receive	Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Cross Currency Contracts
230,000	Euro				Polish Zloty
	closing 11/24/04	$282,041	$285,577	1,022,429	closing 11/24/04	$282,041	$288,943	$3,366
230,000	Euro				Hungarian Forint
	closing 11/24/04	282,904	285,577	58,535,000	closing 11/24/04	282,904	290,600	5,023
81,897	Euro				Canadian Dollar
	closing 11/24/04	100,000	101,686	131,037	closing 11/24/04	100,000	103,458	1,772
1,430,000	Euro				Swiss Franc
	closing 11/24/04	1,749,134	1,775,544	2,184,861	closing 11/24/04	1,749,134	1,752,895	(22,649)
5,780,000	Euro				Japanese Yen
	closing 11/24/04	7,017,184	7,176,672	773,190,674	closing 11/24/04	7,017,184	7,033,934	(142,738)
22,289,245	Icelandic Krona				Euro
	closing 10/08/04	308,512	315,097	254,064	closing 10/08/04	308,512	315,538	441
10,496,800	Icelandic Krona				British Pound Sterling
	closing 10/08/04	144,958	148,390	80,000	closing 10/08/04	144,958	144,718	(3,672)
28,385,890	Japanese Yen				Canadian Dollar
	closing 11/24/04	260,000	258,234	340,642	closing 11/24/04	260,000	268,947	10,713
183,792,809	Japanese Yen				Euro
	closing 11/24/04	1,679,951	1,672,015	1,390,000	closing 11/24/04	1,679,951	1,725,878	53,863
212,621	Swiss Franc				Japanese Yen
	closing 11/24/04	170,000	170,584	18,762,050	closing 11/24/04	170,000	170,684	100
249,296	Swiss Franc				Swedish Krona
	closing 11/24/04	200,000	200,008	1,456,320	closing 11/24/04	200,000	199,982	(26)
4,302,485	Swiss Franc				Euro
	closing 11/24/04	3,441,033	3,451,846	2,800,000	closing 11/24/04	3,441,033	3,476,589	24,743
								$(69,064)

International

Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)
Forward Foreign Exchange Buy Contracts
520,000	Australian Dollar closing 11/24/04	$374,972	$374,864	$(108)
3,666,523	British Pound Sterling closing 11/24/04	6,646,015	6,608,110	(37,905)
5,974,182	Canadian Dollar closing 11/24/04	4,572,665	4,716,810	144,145
30,125,231	Euro closing 11/24/04	36,962,911	37,404,656	441,745
		17,106,594	16,973,991	(132,603)

1,865,831,003	Japanese Yen closing 11/24/04
2,940,523,884	Republic of Korea Won closing 11/24/04	2,536,450	2,550,077	13,627
10,356,150	Swiss Franc closing 11/24/04	8,317,465	8,308,650	(8,815)

Forward Foreign Exchange Sell Contracts
2,669,149	British Pound Sterling closing 11/24/04	4,737,314	4,810,561	(73,247)
3,157,530	Canadian Dollar closing 11/24/04	2,430,000	2,492,972	(62,972)
22,151,340	Euro closing 11/24/04	26,955,222	27,503,964	(548,742)
1,713,762,348	Japanese Yen closing 11/24/04	15,590,594	15,590,580	14
16,197,681	New Zealand Dollar closing 11/24/04	10,463,702	10,876,053	(412,351)
1,470,261,942	Republic of Korea Won closing 10/08/04	1,281,833	1,276,537	5,296
6,466,724	Swiss Franc closing 11/24/04	5,170,000	5,188,197	(18,197)
				$(690,113)

Contract Amount	Currency to Deliver	Cost/ Proceeds	Value	Contract Amount	Currency to Receive	Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Cross Currency Contracts
680,000	Euro				Danish Krone
	closing 11/24/04	$822,701	$844,314	5,057,228	closing 11/24/04	$822,701	$843,742	$(572)
320,000	Euro				Polish Zloty
	closing 11/24/04	392,404	397,324	1,422,505	closing 11/24/04	392,404	402,006	4,682
2,600,000	Euro				Swiss Franc
	closing 11/24/04	3,178,615	3,228,261	3,972,474	closing 11/24/04	3,178,615	3,187,081	(41,180)
10,860,000	Euro				Japanese Yen
	closing 11/24/04	13,187,666	13,484,197	1,452,974,629	closing 11/24/04	13,187,666	13,218,121	(266,076)
85,980	Icelandic Krona				Euro
	closing 10/08/04	1,180	1,216	977	closing 10/08/04	1,180	1,214	(2)
54,588,250	Japanese Yen				Canadian Dollar
	closing 11/24/04	500,000	496,605	655,080	closing 11/24/04	500,000	517,207	20,602
397,997,579	Japanese Yen				Euro
	closing 11/24/04	3,637,879	3,620,696	3,010,000	closing 11/24/04	3,637,879	3,737,333	116,637
461,198	Swiss Franc				Swedish Krona
	closing 11/24/04	370,000	370,015	2,694,192	closing 11/24/04	370,000	369,967	(48)
7,852,143	Swiss Franc				Euro
	closing 11/24/04	6,279,885	6,299,707	5,110,000	closing 11/24/04	6,279,885	6,344,774	45,067
								$(120,890)

Global Inflation-Indexed Hedged

Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Foreign Exchange Buy Contracts
50,000	Australian Dollar closing 11/24/04	$36,054	$36,045	$(9)
614,992	British Pound Sterling closing 11/24/04	1,094,676	1,108,389	13,713
77,725	Canadian Dollar closing 11/24/04	60,000	61,366	1,366
1,310,000	Euro closing 11/24/04	1,598,763	1,626,547	27,784
56,297,382	Japanese Yen closing 11/24/04	509,446	512,153	2,707
1,026,860	Swiss Franc closing 11/24/04	809,417	823,841	14,424

Forward Foreign Exchange Sell Contracts
284,741	Australian Dollar closing 11/24/04	198,407	205,268	(6,861)
2,715,205	British Pound Sterling closing 11/24/04	4,900,847	4,893,566	7,281
194,579	Canadian Dollar closing 11/24/04	150,000	153,627	(3,627)
3,403,898	Euro closing 11/24/04	4,114,118	4,226,412	(112,294)
95,762,780	Japanese Yen closing 11/24/04	870,000	871,181	(1,181)
1,660,878	New Zealand Dollar closing 11/24/04	1,047,848	1,115,209	(67,361)
27,519,833	Swedish Krona closing 11/24/04	3,594,075	3,779,032	(184,957)
550,184	Swiss Franc closing 11/24/04	440,000	441,408	(1,408)

				$(310,423)

Contract Amount	Currency to Deliver	Cost/ Proceeds	Value	Contract Amount	Currency to Receive	Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Cross Currency Contracts (all closing 11/24/04)
33,833	British Pound Sterling	$61,697	$60,976	50,000	Euro	$61,697	$62,082	$1,106
130,407	Canadian Dollar	100,000	102,960	765,370	Swedish Krona	100,000	105,101	2,141
12,960	Canadian Dollar	10,000	10,232	1,101,990	Japanese Yen	10,000	10,025	(207)
8,190	Euro	10,000	10,169	12,663	Canadian Dollar	10,000	9,998	(171)
270,000	Euro	330,256	335,242	412,526	Swiss Franc	330,256	330,966	(4,276)
1,180,947	Euro	1,432,430	1,466,309	158,023,219	Japanese Yen	1,432,430	1,437,582	(28,727)
18,712,925	Japanese Yen	170,000	170,237	222,313	Canadian Dollar	170,000	175,523	5,286
48,790,390	Japanese Yen	446,321	443,860	369,556	Euro	446,321	458,855	14,995
908,800	Swedish Krona	121,422	124,797	100,000	Euro	121,422	124,164	(633)
75,098	Swiss Franc	60,000	60,251	78,396	Canadian Dollar	60,000	61,896	1,645
37,526	Swiss Franc	30,000	30,107	218,448	Swedish Krona	30,000	29,998	(109)
799,016	Swiss Franc	639,049	641,043	520,000	Euro	639,049	645,652	4,609

								$(4,341)

Appendix B

Open Financial Futures Contracts as of September 30, 2004 (Unaudited)

U.S. Short-Term

Contracts		Notional Value of Contracts	Unrealized Depreciation

Long Futures Contracts:
30	March 2005 90-Day Euro dollar	$7,308,000	$(12,481)

Limited Duration

Contracts		Notional Value of Contracts	Unrealized Depreciation

Long Futures Contracts:
181	December 2004 2-Year U.S. Treasury Note	$38,233,422	$(10,873)

Mortgage

Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)

Long Futures Contracts:

125	December 2004 10-Year U.S. Treasury Note	$14,078,125	$22,379

Short Futures Contracts:
54	December 2004 2-Year U.S. Treasury Note	11,406,656	3,184
94	December 2004 5-Year U.S. Treasury Note	10,410,500	(85,519)
			$(59,956)

Worldwide

Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)

Long Futures Contracts:
5	December 2004 10-Year Japanese Bond	$6,259,130	$52,841
15	December 2004 10-Year U.S. Treasury Note	1,689,375	14,642
4	December 2004 2-Year U.S. Treasury Note	844,938	(264)
2	December 2004 5-Year U.S. Treasury Note	221,500	1,758
205	December 2004 Euro BOBL	28,386,469	133,405
38	December 2004 Euro Schatz	4,998,764	12,589
24	December 2004 U.S. Long Bond	2,693,250	72,728

Short Futures Contracts:
8	December 2004 2-Year U.S. Treasury Note	1,689,875	(28)
95	December 2004 5-Year U.S. Treasury Note	10,521,250	20,555
141	December 2004 Euro Bund	20,252,859	(168,249)
			$139,977

Worldwide Core

Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)

Long Futures Contracts:
4	December 2004 10-Year U.S. Treasury Note	$450,500	$2,009
56	December 2004 Euro BOBL	7,754,355	31,197
13	December 2004 U.S. Long Bond	1,458,844	36,704

Short Futures Contracts:
21	December 2004 5-Year U.S. Treasury Note	2,325,750	1,192
1	December 2004 90-Day Euro dollar	244,237	(741)
1	March 2005 90-Day Euro dollar	243,600	(954)
45	December 2004 Euro Bund	6,463,680	(52,147)
			$17,260

International

Contracts		Notional Value of Contracts	Unrealized Appreciation (Depreciation)

Long Futures Contracts:
1	December 2004 10-Year Japanese Bond	$1,251,826	$10,568
38	December 2004 Euro BOBL	5,261,881	(5,345)
46	December 2004 Long Gilt Future	8,962,376	89,435

Short Futures Contracts:
25	December 2004 10-Year U.S. Treasury Note	2,815,625	(28,619)
4	December 2004 5-Year U.S. Treasury Note	443,000	(3,552)
31	December 2004 Euro Bund	4,452,758	(24,158)
			$38,329

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW, Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	November 29, 2004

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	November 29, 2004